Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax		€ 19	€ 16
Gains/(losses) on cash flow hedges, Before tax		71	89
Remeasurements of defined benefit pension plans, Before tax		(242)	274
Currency retranslation gains/(losses), Before tax		(1,516)	68
Other comprehensive income, Before tax		(1,668)	447
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit		1
Gains/(losses) on cash flow hedges, Tax (charge)/credit		(28)	(6)
Remeasurements of defined benefit pension plans, Tax (charge)/credit		41	(7)
Currency retranslation gains/(losses),Tax (charge)/credit		35	(4)
Other comprehensive income, Tax (charge)/credit		49	(17)
After tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, After tax		20	16
Gains/(losses) on cash flow hedges, After tax		43	83
Remeasurements of defined benefit pension plans, After tax		(201)	267
Currency retranslation gains/(losses), After tax	[1]	(1,481)	64
Other comprehensive income, After tax		€ (1,619)	€ 430

[1]	2020 currency retranslation losses resulted from the weakening of currencies against the euro in our foreign operations, primarily in Brazil, Mexico, India, Korea and Russia.